6. Accounts Receivable (Details - Accounts receivable) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable	$ 17,001	$ 28,410
Less: Allowance for doubtful accounts	(462)	(633)	$ (1,520)	$ (1,592)
Accounts receivable, net	$ 16,539	$ 27,777